Financial assets and liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 161,551	$ 62,960	$ 71,318	$ 60,447
Borrowings	(121,894)	(114,345)
Lease liabilities	(6,263)	(4,578)
Warrant liability	(5,724)	(4,647)	$ (5,426)
Net Debt	27,670	(60,610)
Fixed interest rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	(128,157)	(118,923)
variable interest rates
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ 0	$ 0